Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2024
Entity Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust IV
Entity Central Index Key	dei_EntityCentralIndexKey	0001644419
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfiv
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2024
Prospectus Date	rr_ProspectusDate	Jun. 28, 2024
FM Focus Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended February 29, 2024 the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that, during normal market conditions, seeks to invest in approximately 25-35 U.S. exchange-traded common stocks of companies that are listed on U.S. national securities exchanges and trade contemporaneously with the shares of the Fund (the “Shares”). From time to time, the Fund may hold a greater number of common stocks.

There is no targeted market capitalization for the common stocks held by the Fund. The Fund may also hold concentrated positions in common stocks, although the Fund’s guidelines provide that no single investment should generally be more than 10% of the Fund’s portfolio at acquisition (calculated based on initial cost and without regard to later appreciation).

The Adviser identifies investments for the Fund that it believes possess durable competitive advantages (i.e., business assets or abilities that provide superior long-term value to a company’s customers versus its competitors), earn higher than average returns on capital, treat shareholders like partners, and have opportunities to reinvest excess cash profits at above-average rates of return. The Adviser identifies these companies from those listed on U.S. national securities exchanges through fundamental research conducted by the portfolio manager and the Adviser’s research department focusing on (i) business quality (including an assessment of the potential drivers and threats to the durability of competitive advantage and long-term growth prospects), (ii) quality of management (including executive compensation and incentives), (iii) quality of earnings, and (iv) cash flow generation. Once an investment opportunity is identified, the Adviser seeks to purchase the shares at valuations that are favorable relative to the quality of the company’s business, its earnings, and the Adviser’s expectation for long-term growth in value-per-share. The Fund also expects to invest in short-term, U.S. government securities.

Generally, the Fund focuses on making long-term investments. However, the Adviser may sell a security, without limitation, when: 1) a security no longer meets the Adviser’s investment criteria or the requirements of the Fund’s (as defined below) or its Exchange listing requirements; 2) a portfolio company’s long-term earnings and reinvestment prospects deteriorate; 3) the Adviser loses confidence in the leadership and governance of a portfolio company; 4) a new security is judged to be comparatively more attractive than a current position; and/or 5) the valuation of a security appears excessively higher than the Adviser’s estimates of long-term value. The Fund is authorized to invest solely in securities listed on U.S. exchanges. As a result, the portfolio will be comprised primarily of issuers domiciled in the U.S., but it may include exchange-traded American Depositary Receipts (“ADRs”) registered with the SEC that trade contemporaneously with the Shares and holdings in other ETFs that provide exposure to foreign companies that have the same durable competitive advantages described above.

The Fund is non-diversified, which means that a meaningful portion of the Fund’s assets may be invested in the securities of a smaller number of companies and/or a more limited number of sectors than a diversified fund. Although the Fund normally holds a focused portfolio of equity securities, the Fund is not required to be fully invested in such securities and may maintain a meaningful portion of its total assets in cash and cash equivalent securities (comprised exclusively of short-term U.S. Treasury securities, government money market funds and repurchase agreements).

The Fund is an actively managed, nontransparent ETF that does not seek to replicate the performance of a specified index. A primary difference for the Fund, compared to traditional ETFs, is that each broker-dealer or other financial intermediary that enters into an agreement with the Fund’s distributor to serve as authorized participant for the Fund (each, an “Authorized Participant”) establishes and maintains an account through which it conducts creations and redemptions without knowing the identities of the securities purchased or sold in its account (a “Confidential Account”) with an agent selected by the Authorized Participant and approved by the Fund (an “AP Representative”). All creation and redemption activity, whether in-kind, partially in-kind, partially cash or all cash, must be conducted by an Authorized Participant through a Confidential Account and an AP Representative. The Authorized Participants provide the Fund securities comprising a proportionate share of the Fund’s portfolio holdings in connection with each in-kind creation (the “Creation Basket”) and receive securities comprising a proportionate share of the Fund’s portfolio holdings in connection with each in-kind redemption (the “Redemption Basket”) but do not know the identity of the Fund’s Creation Basket or Redemption Basket.

Each day, the Fund or the Fund’s custodian transmits the Creation Basket to each AP Representative. Pursuant to a contract (the “Confidential Account Agreement”), the AP Representative is prohibited from disclosing the Creation Basket and the Redemption Basket to the Authorized Participant and cannot use the identity or weighting of the securities in the Creation Basket or the Redemption Basket for any purpose other than executing creations and redemptions. The Confidential Account enables Authorized Participants to transact in the underlying securities of the Creation Basket or the Redemption Basket through their AP Representatives and further enables Authorized Participants to engage in in-kind creation or redemption activity without knowing the identity or weighting of those securities or the composition of the Fund’s portfolio generally.

Like other ETFs, the Fund creates and redeems Shares only through Authorized Participants and only in bundles of Shares (comprised of 5,000 shares or more in the case of the Fund) which are referred to as a “Creation Unit.” All orders to purchase or redeem Creation Units must be placed by or through an Authorized Participant that has entered into an authorized participant agreement (“AP Agreement”) with the Fund’s distributor, Northern Lights Distributors, LLC (the “Distributor”) using the Authorized Participant’s Confidential Account at the AP Representative.

The Fund operates in reliance on an exemptive order from the SEC (the “Order”), which presently limits the types of investments that the Fund may hold to those listed in the Fund’s application for the Order. Under the terms of the Order, the Fund is permitted to invest only in the following investments, which, if listed, must trade on a U.S. exchange contemporaneously with the Shares: ETFs, exchange-traded notes, exchange-listed common stocks, exchange-traded preferred stocks, exchange-traded ADRs, exchange-traded real estate investment trusts, exchange-traded commodity pools, exchange-traded metal trusts, exchange-traded currency trusts and U.S. exchange-traded futures for which the reference asset is one in which the Fund may invest directly or, in the case of an index future traded on a U.S. exchange, is based on an index, the components of which are a type of asset in which the Fund could invest directly; as well as cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements). The Fund’s investment strategies and practices, including those listed above, are subject to these limitations. The Adviser does not intend to invest in all of the types of instruments authorized by the Order. In that regard, the Fund is not expected to invest in futures contracts, exchange-traded commodity pools, exchange-traded metal trusts, exchange-traded notes or exchange-traded currency trusts. For more information about the Order, please see pages 2 and 9 of the Statement of Additional Information.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk [Text Block]	rr_RiskTextBlock

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears with respect to its investments. As with any fund, there is no guarantee that the Fund will achieve its goal.

Absence of Active Market. While Shares are expected to be listed on the Exchange, there can be no assurance that active trading markets for Shares will develop or be maintained by market makers or Authorized Participants, and there are no obligations for market makers to make a market in Shares or for Authorized Participants to submit purchase or redemption orders for Creation Units. The distributor of Shares does not maintain a secondary market in Shares. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as market makers, Authorized Participants or AP Representatives.

Active Management Risk. The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal. This underperformance may be exacerbated by the fact that the Order limits the universe of securities in which the Fund is authorized to invest as compared to other types of ETFs or mutual funds, which are allowed to invest in securities other than U.S. securities exchange listed instruments.

Allocation and Information Risk. The investment strategy used by the Fund is similar to the investment strategy used by the Adviser to manage client accounts, including a private fund. As a result, in situations in which there is a limited supply of securities called for by the investment strategy, it is possible that the Fund may not be able to acquire the maximum amount of the securities it seeks. In addition, because the investment strategy used to manage the private fund is similar to that of the Fund, it is possible that investors in the private fund may be able to ascertain the composition of the Fund’s portfolio in advance of the public disclosure of portfolio holdings and trade in a manner that adversely affects the Fund.

Authorized Participant and AP Representative Risk. The Fund’s Authorized Participants will engage in all creation and redemption activity through an AP Representative, an unaffiliated broker-dealer with which such Authorized Participant has signed an agreement to establish a confidential account for the benefit of such Authorized Participant and that will deliver or receive, on behalf of the Authorized Participant, all consideration to or from the Fund in a creation or redemption. AP Representatives have knowledge of the composition of the Fund’s portfolio holdings, and are restricted from disclosing such composition, including to the Authorized Participants. The Fund has a limited number of institutions that act as Authorized Participants, or that may act as AP Representatives. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other Authorized Participant or AP Representative steps forward to create or redeem, or purchase or sell securities, as applicable, Shares may trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

Depositary Receipts Risk. Investment in exchange-listed depositary receipts does not eliminate all risks inherent in investing in securities of non-U.S. issuers. The market value of depositary receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted.

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses. Any securities currently subject to an exchange-imposed trading halt are listed on the Fund’s website, www.FMCX.com. Additionally, if at any time the securities representing 10% or more of the Fund’s portfolio become subject to a trading halt or otherwise do not have readily available market quotations, the Adviser may request the Listing Exchange to halt trading in Shares, meaning that investors would not be able to trade their Shares. During any such trading halt, the verified intra-day indicative value (“VIIV”) would continue to be calculated and disseminated. Trading halts may have a greater impact on the Fund than on traditional ETFs because of its lack of transparency and the requirement that it hold exclusively listed instruments (other than cash and money market instruments).

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of Shares to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. In addition, common stocks may experience significantly more volatility in returns than other asset classes.

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF and only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. There also can be no assurance that an active trading market for such Shares will develop or be maintained by market makers or Authorized Participants. In periods of market stress, market makers and/or Authorized Participants may be less willing to transact in Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as market makers, Authorized Participants or AP Representatives, particularly during periods of market stress.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

Growth Securities Risk. The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole, and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery (although there is no guarantee that they will continue to do so). Therefore, growth securities may go in and out of favor over time.

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition of an issuer of those securities may cause the value of the securities to decline.

Large Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. This is the first ETF advised by the Adviser. Although the Adviser has used the investment strategy underlying the Fund in managing the accounts of other types of clients, including a private fund, or advising on accounts of other clients, the Adviser has not used the investment strategy in managing an ETF. Because of the more limited universe of eligible investments and diversity requirements of the Fund than those of other client accounts, the investment strategy may perform differently in this context.

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, military conflicts, geopolitical events, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on the U.S. financial market.

Non-diversified Risk. The Fund is classified as non-diversified. A non-diversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the Portfolio Manager (as defined below) the flexibility to hold large positions in a smaller number of securities. If so, a price change in any one of those securities may have a greater impact on the Fund’s share price than would be the case in a diversified fund and the Fund may be more volatile than if it was diversified.

Portfolio Transparency Risk. Unlike traditional ETFs, the Fund does not tell the public what assets it holds each day, and AP Representatives are required to maintain information regarding the creation basket in confidence and to purchase deposit securities and sell redemption securities for Authorized Participants in a manner designed to obscure portfolio related information. Instead, the Fund files its portfolio holdings with the SEC quarterly and provides a VIIV, calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors with enough information to allow for an effective arbitrage mechanism that keeps the market price of Shares trading at or close to the underlying NAV per share of the Fund. There is, however, a risk, which may increase during periods of market disruption or volatility, that market prices will vary significantly from the underlying NAV of the Fund. Similarly, because Shares trade on the basis of a published VIIV, they may trade at a wider bid-ask spread than shares of ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. The Adviser or its designee will monitor on an on-going basis how Shares trade, including the level of any market price premium or discount to NAV and the bid-ask spreads on market transactions. Should there be extended periods of unusually high bid-ask spreads, the Board of Trustees will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to, among other things, narrow the premium/discount or bid-ask spreads as applicable. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different exchange, changing the size of Creation Units, changing the Fund’s investment objective or strategy, and liquidating the Fund. Although the Fund seeks to benefit from keeping its portfolio information concealed, some market participants may attempt to use the VIIV to identify the Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to adversely affect the Fund and its shareholders. The Fund’s website contains a historical comparison of each business day’s final VIIV to that Business Day’s NAV and the specific methodology for calculating the VIIV.

Sector Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments. The Fund will be subject to the risk that economic, political or other conditions that have a negative effect on these sectors may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Technology Sector. The Fund may be more susceptible to the particular risks that affect companies in the technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

U.S. Government Securities Risk. Although U.S. government securities are considered among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Value Investing Risk. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks may underperform the overall equity market while the market concentrates on growth stocks.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Also, shareholder reports containing financial and performance information are mailed to shareholder semi-annually. Updated performance information is available at no cost by visiting www.FMCX.com or by calling 888-530-2448.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-530-2448
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.FMCX.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4th Quarter 2023	12.34%
Worst Quarter:	3rd Quarter 2023	(4.81)%
The Fund’s year-to-date return as of the most recent calendar quarter, which ended March 31, 2024 was 8.69%.
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return as of the most recent calendar quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.81%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	the Index does not reflect any fees or expenses.
FM Focus Equity ETF | S&P 500 Total Return Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.54%	[1]
FM Focus Equity ETF | Absence Of Active Market [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Absence of Active Market. While Shares are expected to be listed on the Exchange, there can be no assurance that active trading markets for Shares will develop or be maintained by market makers or Authorized Participants, and there are no obligations for market makers to make a market in Shares or for Authorized Participants to submit purchase or redemption orders for Creation Units. The distributor of Shares does not maintain a secondary market in Shares. In periods of market volatility, market makers and/or Authorized Participants may be less willing to transact in Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as market makers, Authorized Participants or AP Representatives.

FM Focus Equity ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Adviser’s judgments about the growth, value or potential appreciation of an investment may prove to be incorrect or fail to have the intended results, which could adversely impact the Fund’s performance and cause it to underperform relative to other funds with similar investment goals or relative to its benchmark, or not to achieve its investment goal. This underperformance may be exacerbated by the fact that the Order limits the universe of securities in which the Fund is authorized to invest as compared to other types of ETFs or mutual funds, which are allowed to invest in securities other than U.S. securities exchange listed instruments.

FM Focus Equity ETF | Allocation And Information Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Allocation and Information Risk. The investment strategy used by the Fund is similar to the investment strategy used by the Adviser to manage client accounts, including a private fund. As a result, in situations in which there is a limited supply of securities called for by the investment strategy, it is possible that the Fund may not be able to acquire the maximum amount of the securities it seeks. In addition, because the investment strategy used to manage the private fund is similar to that of the Fund, it is possible that investors in the private fund may be able to ascertain the composition of the Fund’s portfolio in advance of the public disclosure of portfolio holdings and trade in a manner that adversely affects the Fund.

FM Focus Equity ETF | Authorized Participant And A P Representative Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant and AP Representative Risk. The Fund’s Authorized Participants will engage in all creation and redemption activity through an AP Representative, an unaffiliated broker-dealer with which such Authorized Participant has signed an agreement to establish a confidential account for the benefit of such Authorized Participant and that will deliver or receive, on behalf of the Authorized Participant, all consideration to or from the Fund in a creation or redemption. AP Representatives have knowledge of the composition of the Fund’s portfolio holdings, and are restricted from disclosing such composition, including to the Authorized Participants. The Fund has a limited number of institutions that act as Authorized Participants, or that may act as AP Representatives. If these institutions exit the business or are, for any reason, unable to process creation and/or redemption orders with respect to the Fund, or purchase and sell securities in connection with creation and/or redemption orders, as applicable, and no other Authorized Participant or AP Representative steps forward to create or redeem, or purchase or sell securities, as applicable, Shares may trade at a premium or discount to NAV and possibly face trading halts and/or delisting.

FM Focus Equity ETF | Depositary Receipts Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Depositary Receipts Risk. Investment in exchange-listed depositary receipts does not eliminate all risks inherent in investing in securities of non-U.S. issuers. The market value of depositary receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the depositary receipts and the underlying securities are quoted.

FM Focus Equity ETF | Early Close Trading Halt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Early Close/Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses. Any securities currently subject to an exchange-imposed trading halt are listed on the Fund’s website, www.FMCX.com. Additionally, if at any time the securities representing 10% or more of the Fund’s portfolio become subject to a trading halt or otherwise do not have readily available market quotations, the Adviser may request the Listing Exchange to halt trading in Shares, meaning that investors would not be able to trade their Shares. During any such trading halt, the verified intra-day indicative value (“VIIV”) would continue to be calculated and disseminated. Trading halts may have a greater impact on the Fund than on traditional ETFs because of its lack of transparency and the requirement that it hold exclusively listed instruments (other than cash and money market instruments).

FM Focus Equity ETF | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. Fluctuations in the value of equity securities held by the Fund will cause the NAV of the Fund and the price of Shares to fluctuate.

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. In addition, common stocks may experience significantly more volatility in returns than other asset classes.

FM Focus Equity ETF | Common Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Common Stock Risk. Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. In addition, common stocks may experience significantly more volatility in returns than other asset classes.

FM Focus Equity ETF | E T F Structure Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Structure Risk. The Fund is structured as an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF and only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

●	Trading Issues. There also can be no assurance that an active trading market for such Shares will develop or be maintained by market makers or Authorized Participants. In periods of market stress, market makers and/or Authorized Participants may be less willing to transact in Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as market makers, Authorized Participants or AP Representatives, particularly during periods of market stress.

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

FM Focus Equity ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Not Individually Redeemable. Shares are not individually redeemable to retail investors and may be redeemed only by the ETF and only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

FM Focus Equity ETF | Trading Issues [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Trading Issues. There also can be no assurance that an active trading market for such Shares will develop or be maintained by market makers or Authorized Participants. In periods of market stress, market makers and/or Authorized Participants may be less willing to transact in Shares. Further, the Fund is utilizing a novel and unique structure, which may affect the number of entities willing to act as market makers, Authorized Participants or AP Representatives, particularly during periods of market stress.

FM Focus Equity ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

●	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

○	The market price of Shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than the Fund’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

FM Focus Equity ETF | Growth Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Growth Securities Risk. The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole, and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery (although there is no guarantee that they will continue to do so). Therefore, growth securities may go in and out of favor over time.

FM Focus Equity ETF | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition of an issuer of those securities may cause the value of the securities to decline.

FM Focus Equity ETF | Large Capitalization Companies Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Capitalization Companies Risk. The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

FM Focus Equity ETF | Limited History Of Operations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Limited History of Operations Risk. The Fund has a limited history of operations for investors to evaluate. This is the first ETF advised by the Adviser. Although the Adviser has used the investment strategy underlying the Fund in managing the accounts of other types of clients, including a private fund, or advising on accounts of other clients, the Adviser has not used the investment strategy in managing an ETF. Because of the more limited universe of eligible investments and diversity requirements of the Fund than those of other client accounts, the investment strategy may perform differently in this context.

FM Focus Equity ETF | Market Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Market Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, military conflicts, geopolitical events, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long-term effects on the U.S. financial market.

FM Focus Equity ETF | Non Diversified Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-diversified Risk. The Fund is classified as non-diversified. A non-diversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the Portfolio Manager (as defined below) the flexibility to hold large positions in a smaller number of securities. If so, a price change in any one of those securities may have a greater impact on the Fund’s share price than would be the case in a diversified fund and the Fund may be more volatile than if it was diversified.

FM Focus Equity ETF | Portfolio Transparency Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Portfolio Transparency Risk. Unlike traditional ETFs, the Fund does not tell the public what assets it holds each day, and AP Representatives are required to maintain information regarding the creation basket in confidence and to purchase deposit securities and sell redemption securities for Authorized Participants in a manner designed to obscure portfolio related information. Instead, the Fund files its portfolio holdings with the SEC quarterly and provides a VIIV, calculated and disseminated every second throughout the trading day. The VIIV is intended to provide investors with enough information to allow for an effective arbitrage mechanism that keeps the market price of Shares trading at or close to the underlying NAV per share of the Fund. There is, however, a risk, which may increase during periods of market disruption or volatility, that market prices will vary significantly from the underlying NAV of the Fund. Similarly, because Shares trade on the basis of a published VIIV, they may trade at a wider bid-ask spread than shares of ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. The Adviser or its designee will monitor on an on-going basis how Shares trade, including the level of any market price premium or discount to NAV and the bid-ask spreads on market transactions. Should there be extended periods of unusually high bid-ask spreads, the Board of Trustees will consider the continuing viability of the Fund, whether shareholders are being harmed, and what, if any, action would be appropriate to, among other things, narrow the premium/discount or bid-ask spreads as applicable. Potential actions may include, but are not limited to, changing lead market makers, listing the Fund on a different exchange, changing the size of Creation Units, changing the Fund’s investment objective or strategy, and liquidating the Fund. Although the Fund seeks to benefit from keeping its portfolio information concealed, some market participants may attempt to use the VIIV to identify the Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to adversely affect the Fund and its shareholders. The Fund’s website contains a historical comparison of each business day’s final VIIV to that Business Day’s NAV and the specific methodology for calculating the VIIV.

FM Focus Equity ETF | Sector Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Sector Risk. The Fund may have significant exposure to a limited number of issuers conducting business in the same sector or group of sectors. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector or a group of sectors, and the securities of companies in that sector or group of sectors could react similarly to these or other developments. The Fund will be subject to the risk that economic, political or other conditions that have a negative effect on these sectors may adversely affect the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

FM Focus Equity ETF | Technology Sector [Member]
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Risk [Text Block]	rr_RiskTextBlock

Technology Sector. The Fund may be more susceptible to the particular risks that affect companies in the technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

FM Focus Equity ETF | U S Government Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. Although U.S. government securities are considered among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

FM Focus Equity ETF | Value Investing Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Value Investing Risk. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks may underperform the overall equity market while the market concentrates on growth stocks.

FM Focus Equity ETF | FM Focus Equity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FMCX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	224
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 871
Annual Return 2023	rr_AnnualReturn2023	21.93%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	21.93%
Since Inception	rr_AverageAnnualReturnSinceInception	5.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 22, 2022
FM Focus Equity ETF | FM Focus Equity ETF | Return after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.53%
Since Inception	rr_AverageAnnualReturnSinceInception	4.83%
FM Focus Equity ETF | FM Focus Equity ETF | Return after taxes on distributions and sale of Fund shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.25%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%

[1]	The S&P 500 Total Return Index (the “Index”) is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[2]	The Fund’s adviser, First Manhattan Co. LLC (the “Adviser”), has agreed to pay all expenses incurred by the Fund except for (i) the advisory fee; (ii) any front-end or contingent deferred loads; (iii) brokerage fees and commissions; (iv) any Rule 12b-l fees; (v) acquired fund fees and expenses; (vi) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (vii) borrowing costs (such as interest and dividend expense on securities sold short); (viii) taxes; and (ix) extraordinary expenses.